Supplemental Guarantor Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Supplemental Guarantor Information
Supplemental Guarantor Information
12.	Supplemental Guarantor Information

As described in Note 4, the Senior Secured Notes, Senior Notes, Senior Subordinated Notes and 2019 Senior Notes are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries (the "Guarantor Subsidiaries"). All guarantees by Parent and Guarantor Subsidiaries are full and unconditional, and joint and several. CDW LLC's Canada subsidiary (the "Non-Guarantor Subsidiary") does not guarantee the debt obligations. CDW LLC and CDW Finance Corporation, as co-issuers, are wholly owned by Parent, and each of the Guarantor Subsidiaries and the Non-Guarantor Subsidiary is wholly owned by CDW LLC.

The following tables set forth condensed consolidating balance sheets as of June 30, 2011 and December 31, 2010, consolidating statements of operations for the three and six months ended June 30, 2011 and 2010, and condensed consolidating statements of cash flows for the six months ended June 30, 2011 and 2010, in accordance with Rule 3-10 of Regulation S-X. The consolidating financial information includes the accounts of CDW Corporation (the "Parent Guarantor"), which has no independent assets or operations, the accounts of CDW LLC (the "Subsidiary Issuer"), the combined accounts of the Guarantor Subsidiaries, the accounts of the Non-Guarantor Subsidiary, and the accounts of CDW Finance Corporation (the "Co-Issuer") for the periods indicated. The information was prepared on the same basis as the Company's consolidated financial statements.

	Condensed Consolidating Balance Sheet
(in millions)	June 30, 2011
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$54.0	$0.6	$6.6	$—	$(16.6)	$44.6
Accounts receivable, net	—	—	1,129.5	48.8	—	—	1,178.3
Merchandise inventory	—	—	344.9	4.0	—	—	348.9
Miscellaneous receivables	—	68.2	117.3	2.2	—	—	187.7
Deferred income taxes	—	43.5	7.1	—	—	—	50.6
Prepaid expenses and other	—	11.6	44.9	0.2	—	—	56.7

Total current assets	—	177.3	1,644.3	61.8	—	(16.6)	1,866.8
Property and equipment, net	—	75.9	73.2	1.7	—	—	150.8
Goodwill	—	749.4	1,428.4	32.5	—	—	2,210.3
Other intangible assets, net	—	372.1	1,330.7	10.1	—	—	1,712.9
Deferred financing costs, net	—	76.5	—	—	—	—	76.5
Other assets	6.2	2.7	1.9	—	—	(6.2)	4.6
Investment in and advances to subsidiaries	(75.5)	3,077.7	—	—	—	(3,002.2)	—

Total assets	$(69.3)	$4,531.6	$4,478.5	$106.1	$—	$(3,025.0)	$6,021.9

Liabilities and Shareholders' (Deficit) Equity
Current liabilities:
Accounts payable - trade	$—	$11.5	$644.5	$15.3	$—	$(16.6)	$654.7
Account payable - inventory financing	—	—	118.0	—	—	—	118.0
Deferred revenue	—	—	49.0	—	—	—	49.0
Accrued expenses	—	135.2	126.7	7.5	—	—	269.4

Total current liabilities	—	146.7	938.2	22.8	—	(16.6)	1,091.1
Long-term liabilities:
Debt and capital leases	—	4,226.0	—	—	—	—	4,226.0
Deferred income taxes	—	177.8	537.4	2.2	—	(6.2)	711.2
Accrued interest	—	14.5	—	—	—	—	14.5
Other liabilities	—	42.1	4.7	1.6	—	—	48.4

Total long-term liabilities	—	4,460.4	542.1	3.8	—	(6.2)	5,000.1
Total shareholders' (deficit) equity	(69.3)	(75.5)	2,998.2	79.5	—	(3,002.2)	(69.3)

Total liabilities and shareholders (deficit) equity	$(69.3)	$4,531.6	$4,478.5	$106.1	$—	$(3,025.0)	$6,021.9

	Condensed Consolidating Balance Sheet
(in millions)	December 31, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6
Accounts receivable, net	—	—	1,047.5	44.0	—	—	1,091.5
Merchandise inventory	—	—	290.3	2.5	—	—	292.8
Miscellaneous receivables	—	90.2	99.1	3.5	—	—	192.8
Deferred income taxes	—	45.6	7.2	—	—	—	52.8
Prepaid expenses and other	—	10.4	25.4	—	—	—	35.8

Total current assets	—	179.1	1,470.6	60.0	—	(7.4)	1,702.3
Property and equipment, net	—	78.6	77.7	1.8	—	—	158.1
Goodwill	—	749.4	1,428.4	31.3	—	—	2,209.1
Other intangible assets, net	—	380.5	1,400.4	10.3	—	—	1,791.2
Deferred financing costs, net	—	79.7	—	—	—	—	79.7
Other assets	6.5	1.5	1.9	—	—	(6.5)	3.4
Investment in and advances to subsidiaries	(50.0)	3,193.4	—	—	—	(3,143.4)	—

Total assets	$(43.5)	$4,662.2	$4,379.0	$103.4	$—	$(3,157.3)	$5,943.8

Liabilities and Shareholders' (Deficit) Equity
Current liabilities:
Accounts payable - trade	$—	$17.3	$515.0	$12.2	$—	$(7.4)	$537.1
Accounts payable - inventory financing	—	—	28.2	—	—	—	28.2
Current maturities of long- term debt and capital leases	—	132.5	0.1	—	—	—	132.6
Fair value of interest rate swap agreements	—	2.8	—	—	—	—	2.8
Deferred revenue	—	—	28.6	—	—	—	28.6
Accrued expenses	—	152.4	137.0	8.2	—	—	297.6

Total current liabilities	—	305.0	708.9	20.4	—	(7.4)	1,026.9
Long-term liabilities:
Debt and capital leases	—	4,157.3	0.1	—	—	—	4,157.4
Deferred income taxes	—	183.5	551.2	2.1	—	(6.5)	730.3
Accrued interest	—	32.3	—	—	—	—	32.3
Other liabilities	—	34.1	4.7	1.6	—	—	40.4

Total long-term liabilities	—	4,407.2	556.0	3.7	—	(6.5)	4,960.4
Total shareholders' (deficit) equity	(43.5)	(50.0)	3,114.1	79.3	—	(3,143.4)	(43.5)

Total liabilities and shareholders (deficit) equity	$(43.5)	$4,662.2	$4,379.0	$103.4	$—	$(3,157.3)	$5,943.8

	Consolidating Statement of Operations
(in millions)	Three Months Ended June 30, 2011
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,319.8	$92.3	$—	$—	$2,412.1
Cost of sales	—	—	1,930.5	79.8	—	—	2,010.3

Gross profit	—	—	389.3	12.5	—	—	401.8
Selling and administrative expenses	—	24.8	212.5	7.1	—	—	244.4
Advertising expense	—	—	28.3	0.9	—	—	29.2

(Loss) income from operations	—	(24.8)	148.5	4.5	—	—	128.2
Interest expense, net	—	(65.7)	—	—	—	—	(65.7)
Net loss on extinguishment of long-term debt	—	(115.7)	—	—	—	—	(115.7)
Management fee	—	8.0	—	(8.0)	—	—	—
Other income (expense), net	—	0.1	0.2	(0.3)	—	—	—

(Loss) income before income taxes	—	(198.1)	148.7	(3.8)	—	—	(53.2)
Income tax benefit (expense)	—	76.9	(56.7)	(1.8)	—	—	18.4

(Loss) income before equity in (loss) earnings of subsidiaries	—	(121.2)	92.0	(5.6)	—	—	(34.8)
Equity in (loss) earnings of subsidiaries	(34.8)	86.4	—	—	—	(51.6)	—

Net (loss) income	$(34.8)	$(34.8)	$92.0	$(5.6)	$—	$(51.6)	$(34.8)

(in millions)	Consolidating Statement of Operations Three Months Ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,152.0	$71.3		$—	$2,223.3
Cost of sales	—	—	1,801.3	62.1		—	1,863.4

Gross profit	—	—	350.7	9.2		—	359.9
Selling and administrative expenses	—	29.9	204.2	5.5		—	239.6
Advertising expense	—	—	24.0	0.7		—	24.7

(Loss) income from operations	—	(29.9)	122.5	3.0		—	95.6
Interest (expense) income, net	—	(107.0)	0.6	—		—	(106.4)
Other income (expense), net	—	8.7	(8.7)	(0.1)		—	(0.1)

(Loss) income before income taxes	—	(128.2)	114.4	2.9		—	(10.9)
Income tax benefit (expense)	—	27.7	(22.9)	(0.9)		—	3.9

(Loss) income before equity in (loss) earnings of subsidiaries	—	(100.5)	91.5	2.0		—	(7.0)
Equity in (loss) earnings of subsidiaries	(7.0)	93.5	—	—		(86.5)	—

Net (loss) income	$(7.0)	$(7.0)	$91.5	$2.0		$(86.5)	$(7.0)

(a)	Not applicable for the three months ended June 30, 2010. The Co-Issuer was formed on August 6, 2010.

(in millions)	Consolidating Statement of Operations Six Months Ended June 30, 2011
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$4,351.7	$190.0	$—	$—	$4,541.7
Cost of sales	—	—	3,623.1	165.3	—	—	3,788.4

Gross profit	—	—	728.6	24.7	—	—	753.3
Selling and administrative expenses	—	52.2	408.6	14.0	—	—	474.8
Advertising expense	—	—	56.9	1.7	—	—	58.6

(Loss) income from operations	—	(52.2)	263.1	9.0	—	—	219.9
Interest expense, net	—	(157.8)	—	—	—	—	(157.8)
Net loss on extinguishment of long-term debt	—	(118.9)	—	—	—	—	(118.9)
Management fee	—	8.0	—	(8.0)	—	—	—
Other income (expense), net	—	0.7	0.2	(0.4)	—	—	0.5

(Loss) income before income taxes	—	(320.2)	263.3	0.6	—	—	(56.3)
Income tax benefit (expense)	—	121.3	(100.7)	(3.3)	—	—	17.3

(Loss) income before equity in (loss) earnings of subsidiaries	—	(198.9)	162.6	(2.7)	—	—	(39.0)
Equity in (loss) earnings of subsidiaries	(39.0)	159.9	—	—	—	(120.9)	—

Net (loss) income	$(39.0)	$(39.0)	$162.6	$(2.7)	$—	$(120.9)	$(39.0)

(in millions)	Consolidating Statement of Operations Six Months Ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$4,015.0	$142.4		$—	$4,157.4
Cost of sales	—	—	3,366.7	125.0		—	3,491.7

Gross profit	—	—	648.3	17.4		—	665.7
Selling and administrative expenses	—	54.7	388.5	10.8		—	454.0
Advertising expense	—	—	43.7	1.1		—	44.8

(Loss) income from operations	—	(54.7)	216.1	5.5		—	166.9
Interest (expense) income, net	—	(184.2)	0.7	—		—	(183.5)
Net (loss) gain on extinguishment of long-term debt	—	(0.7)	9.9	—		—	9.2
Other income (expense), net	—	8.7	(8.6)	—		—	0.1

(Loss) income before income taxes	—	(230.9)	218.1	5.5		—	(7.3)
Income tax benefit (expense)	—	82.2	(78.0)	(1.7)		—	2.5

(Loss) income before equity in (loss) earnings of subsidiaries	—	(148.7)	140.1	3.8		—	(4.8)
Equity in (loss) earnings of subsidiaries	(4.8)	143.9	—	—		(139.1)	—

Net (loss) income	$(4.8)	$(4.8)	$140.1	$3.8		$(139.1)	$(4.8)

(a)	Not applicable for the six months ended June 30, 2010. The Co-Issuer was formed on August 6, 2010.

(in millions)	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2011
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(63.7)	$206.5	$(3.8)	$—	$(9.2)	$129.8

Cash flows from investing activities:
Capital expenditures	—	(12.1)	(4.6)	—	—	—	(16.7)
Cash settlements on interest rate swap agreements	—	(6.6)	—	—	—	—	(6.6)
Premium payments on interest rate cap agreements	—	(3.2)	—	—	—	—	(3.2)

Net cash used in investing activities	—	(21.9)	(4.6)	—	—	—	(26.5)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	755.0	—	—	—	—	755.0
Repayments of borrowings under revolving credit facility	—	(783.1)	—	—	—	—	(783.1)
Repayments under senior secured term loan facility	—	(132.0)	—	—	—	—	(132.0)
Proceeds from issuance of long- term debt	—	1,175.0	—	—	—	—	1,175.0
Payments to extinguish long- term debt	—	(1,175.0)	—	—	—	—	(1,175.0)
Advances to/from affiliates	—	292.3	(292.3)	—	—	—	—
Other financing activities	—	(25.5)	89.9	—	—	—	64.4

Net cash provided by (used in) financing activities	—	106.7	(202.4)	—	—	—	(95.7)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.4	—	—	0.4

Net increase (decrease) in cash	—	21.1	(0.5)	(3.4)	—	(9.2)	8.0
Cash and cash equivalents – beginning of period	—	32.9	1.1	10.0	—	(7.4)	36.6

Cash and cash equivalents – end of period	$—	$54.0	$0.6	$6.6	$—	$(16.6)	$44.6

(in millions)	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(71.4)	$234.5	$5.5		$(6.8)	$161.8

Cash flows from investing activities:
Capital expenditures	—	(5.9)	(4.6)	—		—	(10.5)
Cash settlements on interest rate swap agreements	—	(39.4)	—	—		—	(39.4)
Premium payments on interest rate cap agreements	—	(5.9)	—	—		—	(5.9)

Net cash used in investing activities	—	(51.2)	(4.6)	—		—	(55.8)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	249.8	—	—		—	249.8
Repayments of borrowings under revolving credit facility	—	(486.1)	—	—		—	(486.1)
Repayments under senior secured term loan facility	—	(11.0)	—	—		—	(11.0)
Payments to extinguish long-term debt	—	—	(18.6)	—		—	(18.6)
Advances to/from affiliates	—	308.9	(309.4)	0.5		—	—
Other financing activities	—	(0.2)	98.4	—		—	98.2

Net cash provided by (used in) financing activities	—	61.4	(229.6)	0.5		—	(167.7)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.2)		—	(0.2)

Net (decrease) increase in cash	—	(61.2)	0.3	5.8		(6.8)	(61.9)
Cash and cash equivalents – beginning of period	—	87.6	0.5	7.0		(7.1)	88.0

Cash and cash equivalents – end of period	$—	$26.4	$0.8	$12.8		$(13.9)	$26.1

(a)	Not applicable for the six months ended June 30, 2010. The Co-Issuer was formed on August 6, 2010.

19.	Supplemental Guarantor Information

The Initial Notes and Exchange Notes, and the Senior Secured Notes, as described in Note 7, are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries (the "Guarantor Subsidiaries"). All guarantees by Parent and Guarantor Subsidiaries are full and unconditional, and joint and several. CDW LLC's Canada subsidiary (the "Non-Guarantor Subsidiary") does not guarantee the debt obligations. CDW LLC and CDW Finance Corporation, as co-issuers, are wholly owned by Parent, and each of the Guarantor Subsidiaries and the Non-Guarantor Subsidiary is wholly owned by CDW LLC.

The following tables set forth condensed consolidating balance sheets as of December 31, 2010 and 2009, consolidating statements of operations for the years ended December 31, 2010, 2009 and 2008, and condensed consolidating statements of cash flows for the years ended December 31, 2010, 2009 and 2008, in accordance with Rule 3-10 of Regulation S-X. The consolidating financial information includes the accounts of CDW Corporation (the "Parent Guarantor"), which has no independent assets or operations, the accounts of CDW LLC (the "Subsidiary Issuer"), the combined accounts of the Guarantor Subsidiaries, the accounts of the Non-Guarantor Subsidiary, and the accounts of CDW Finance Corporation (the "Co-Issuer") for the periods indicated. The information was prepared on the same basis as the Company's consolidated financial statements.

Condensed Consolidating Balance Sheet

(in millions)	December 31, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6
Accounts receivable, net	—	—	1,047.5	44.0	—	—	1,091.5
Merchandise inventory	—	—	290.3	2.5	—	—	292.8
Miscellaneous receivables	—	90.2	99.1	3.5	—	—	192.8
Deferred income taxes	—	45.6	7.2	—	—	—	52.8
Prepaid expenses and other	—	10.4	25.4	—	—	—	35.8

Total current assets	—	179.1	1,470.6	60.0	—	(7.4)	1,702.3

Property and equipment, net	—	78.6	77.7	1.8	—	—	158.1
Goodwill	—	749.4	1,428.4	31.3	—	—	2,209.1
Other intangible assets, net	—	380.5	1,400.4	10.3	—	—	1,791.2
Deferred financing costs, net	—	79.7	—	—	—	—	79.7
Other assets	6.5	1.5	1.9	—	—	(6.5)	3.4
Investment in and advances to subsidiaries	(50.0)	3,193.4	—	—	—	(3,143.4)	—

Total assets	$(43.5)	$4,662.2	$4,379.0	$103.4	$—	$(3,157.3)	$5,943.8

Liabilities and Shareholders' (Deficit) Equity

Current liabilities:
Accounts payable - trade	$—	$17.3	$515.0	$12.2	$—	$(7.4)	$537.1
Accounts payable - inventory financing	—	—	28.2	—	—	—	28.2
Current maturities of long-term debt and capital leases	—	132.5	0.1	—	—	—	132.6
Fair value of interest rate swap agreements	—	2.8	—	—	—	—	2.8
Deferred revenue	—	—	28.6	—	—	—	28.6
Accrued expenses	—	152.4	137.0	8.2	—	—	297.6

Total current liabilities	—	305.0	708.9	20.4	—	(7.4)	1,026.9

Long-term liabilities:
Debt and capital leases	—	4,157.3	0.1	—	—	—	4,157.4
Deferred income taxes	—	183.5	551.2	2.1	—	(6.5)	730.3
Fair value of interest rate swap agreements	—	—	—	—	—	—	—
Accrued interest	—	32.3	—	—	—	—	32.3
Other liabilities	—	34.1	4.7	1.6	—	—	40.4

Total long-term liabilities	—	4,407.2	556.0	3.7	—	(6.5)	4,960.4

Total shareholders' (deficit) equity	(43.5)	(50.0)	3,114.1	79.3	—	(3,143.4)	(43.5)

Total liabilities and shareholders (deficit) equity	$(43.5)	$4,662.2	$4,379.0	$103.4	$—	$(3,157.3)	$5,943.8

(in millions)	December 31, 2009
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$87.6	$0.5	$7.0		$(7.1)	$88.0
Accounts receivable, net	—	—	977.7	29.0		—	1,006.7
Merchandise inventory	—	—	256.0	1.8		—	257.8
Miscellaneous receivables	—	34.4	89.7	3.7		—	127.8
Deferred income taxes	—	33.4	6.6	—		—	40.0
Prepaid expenses and other	—	10.1	27.3	0.1		—	37.5

Total current assets	—	165.5	1,357.8	41.6		(7.1)	1,557.8

Property and equipment, net	—	77.0	86.6	2.2		—	165.8
Goodwill	—	749.4	1,428.4	29.6		—	2,207.4
Other intangible assets, net	—	400.8	1,539.8	10.8		—	1,951.4
Other assets	7.0	91.8	3.4	—		(8.6)	93.6
Investment in and advances to subsidiaries	(51.7)	3,459.8	—	—		(3,408.1)	—

Total assets	$(44.7)	$4,944.3	$4,416.0	$84.2		$(3,423.8)	$5,976.0

Liabilities and Shareholders' (Deficit) Equity
Current liabilities:
Accounts payable - trade	$—	$12.5	$256.0	$5.9		$(7.1)	$267.3
Accounts payable - inventory financing	—	—	25.0	—		—	25.0
Current maturities of long-term debt and capital leases	—	22.5	0.1	—		—	22.6
Fair value of interest rate swap agreements	—	68.7	—	—		—	68.7
Deferred revenue	—	—	28.9	—		—	28.9
Accrued expenses	—	109.8	107.2	5.0		—	222.0

Total current liabilities	—	213.5	417.2	10.9		(7.1)	634.5

Long-term liabilities:
Debt and capital leases	—	4,599.2	0.1	—		—	4,599.3
Deferred income taxes	—	97.7	601.1	2.9		(7.0)	694.7
Fair value of interest rate swap agreements	—	1.9	—	—		—	1.9
Accrued interest	—	45.6	—	—		—	45.6
Other liabilities	—	38.1	5.1	3.1		(1.6)	44.7

Total long-term liabilities	—	4,782.5	606.3	6.0		(8.6)	5,386.2

Total shareholders' (deficit) equity	(44.7)	(51.7)	3,392.5	67.3		(3,408.1)	(44.7)

Total liabilities and shareholders' (deficit) equity	$(44.7)	$4,944.3	$4,416.0	$84.2		$(3,423.8)	$5,976.0

(a)	Not applicable as of December 31, 2009. The Co-Issuer was formed on August 6, 2010.

Consolidating Statement of Operations

(in millions)	Year Ended December 31, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated

Net sales	$—	$—	$8,504.7	$296.5	$—	$—	$8,801.2
Cost of sales	—	—	7,152.3	258.1	—	—	7,410.4

Gross profit	—	—	1,352.4	38.4	—	—	1,390.8

Selling and administrative expenses	—	110.8	798.3	23.0	—	—	932.1
Advertising expense	—	—	102.5	3.5	—	—	106.0

(Loss) income from operations	—	(110.8)	451.6	11.9	—	—	352.7

Interest (expense) income, net	—	(393.2)	1.3	—	—	—	(391.9)
(Loss) gain on extinguishments of long-term debt	—	(7.9)	9.9	—	—	—	2.0
Other income (expense), net	—	8.6	(8.2)	(0.2)	—	—	0.2

(Loss) income before income taxes	—	(503.3)	454.6	11.7	—	—	(37.0)

Income tax benefit (expense)	—	125.5	(115.7)	(2.0)	—	—	7.8

(Loss) income before equity in (loss) earnings of subsidiaries	—	(377.8)	338.9	9.7	—	—	(29.2)

Equity in (loss) earnings of subsidiaries	(29.2)	348.6	—	—	—	(319.4)	—

Net (loss) income	$(29.2)	$(29.2)	$338.9	$9.7	$—	$(319.4)	$(29.2)

(in millions)	Year Ended December 31, 2009
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated

Net sales	$—	$—	$6,951.7	$210.9		$—	$7,162.6
Cost of sales	—	—	5,844.8	184.9		—	6,029.7

Gross profit	—	—	1,106.9	26.0		—	1,132.9

Selling and administrative expenses	—	102.8	700.9	17.4		—	821.1
Advertising expense	—	—	99.9	2.0		—	101.9
Goodwill impairment	—	—	241.8	—		—	241.8

(Loss) income from operations	—	(102.8)	64.3	6.6		—	(31.9)

Interest (expense) income, net	—	(432.2)	0.5	—		—	(431.7)
Other (expense) income, net	—	(0.1)	2.2	0.3		—	2.4

(Loss) income before income taxes	—	(535.1)	67.0	6.9		—	(461.2)

Income tax benefit (expense)	1.1	187.3	(99.9)	(0.7)		—	87.8

Income (loss) before equity in (loss) earnings of subsidiaries	1.1	(347.8)	(32.9)	6.2		—	(373.4)

Equity in (loss) earnings of subsidiaries	(374.5)	(26.7)	—	—		401.2	—

Net (loss) income	$(373.4)	$(374.5)	$(32.9)	$6.2		$401.2	$(373.4)

(a)	Not applicable for the year ended December 31, 2009. The Co-Issuer was formed on August 6, 2010.

(in millions)	Year Ended December 31, 2008
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated

Net sales	$—	$—	$7,851.8	$219.4		$—	$8,071.2
Cost of sales	—	—	6,518.4	191.8		—	6,710.2

Gross profit	—	—	1,333.4	27.6		—	1,361.0

Selling and administrative expenses	—	76.6	800.1	18.1		—	894.8
Advertising expense	—	—	138.0	3.3		—	141.3
Goodwill impairment	—	—	1,712.0	—		—	1,712.0

(Loss) income from operations	—	(76.6)	(1,316.7)	6.2		—	(1,387.1)

Interest (expense) income, net	—	(390.7)	0.3	0.1		—	(390.3)
Other (expense) income, net	—	(0.2)	0.3	0.1		—	0.2

(Loss) income before income taxes	—	(467.5)	(1,316.1)	6.4		—	(1,777.2)

Income tax benefit (expense)	—	161.9	(147.8)	(2.0)		—	12.1

(Loss) income before equity in (loss) earnings of subsidiaries	—	(305.6)	(1,463.9)	4.4		—	(1,765.1)

Equity in (loss) earnings of subsidiaries	(1,765.1)	(1,459.5)	—	—		3,224.6	—

Net (loss) income	$(1,765.1)	$(1,765.1)	$(1,463.9)	$4.4		$3,224.6	$(1,765.1)

(a)	Not applicable for the year ended December 31, 2008. The Co-Issuer was formed on August 6, 2010.

Condensed Consolidating Statement of Cash Flows

(in millions)	Year Ended December 31, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(245.6)	$665.2	$4.4	$—	$(0.3)	$423.7

Cash flows from investing activities:
Capital expenditures	—	(31.4)	(9.9)	(0.2)	—	—	(41.5)
Cash settlements on interest rate swap agreements	—	(78.2)	—	—	—	—	(78.2)
Premium payments on interest rate cap agreements	—	(5.9)	—	—	—	—	(5.9)
Other investing activities	—	0.2	—	—	—	—	0.2

Net cash used in investing activities	—	(115.3)	(9.9)	(0.2)	—	—	(125.4)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	—	500.0	—	—	—	—	500.0
Payments to extinguish long-term debt	—	(500.0)	(18.6)	—	—	—	(518.6)
Repayments of long-term debt	—	(16.5)	—	—	—	—	(16.5)
Payment of debt financing costs	—	(14.3)	—	—	—	—	(14.3)
Proceeds from borrowings under revolving credit facility	—	770.8	—	—	—	—	770.8
Repayments of borrowings under revolving credit facility	—	(1,074.1)	—	—	—	—	(1,074.1)
Advances to/from affiliates	—	640.8	(639.2)	(1.6)	—	—	—
Other financing activities	—	(0.5)	3.1	—	—	—	2.6

Net cash provided by (used in) financing activities	—	306.2	(654.7)	(1.6)	—	—	(350.1)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.4	—	—	0.4

Net (decrease) increase in cash	—	(54.7)	0.6	3.0	—	(0.3)	(51.4)

Cash and cash equivalents – beginning of period	—	87.6	0.5	7.0	—	(7.1)	88.0

Cash and cash equivalents – end of period	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6

(in millions)	Year Ended December 31, 2009
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$1.1	$(213.1)	$322.9	$1.4		$(4.7)	$107.6

Cash flows from investing activities:
Capital expenditures	—	(10.8)	(4.8)	—		—	(15.6)
Cash settlements on interest rate swap agreements	—	(72.2)	—	—		—	(72.2)
Purchases of marketable securities	—	(20.0)	—	—		—	(20.0)
Redemption of marketable securities	—	20.0	—	—		—	20.0
Proceeds from sale of assets	—	—	5.2	—		—	5.2

Net cash (used in) provided by investing activities	—	(83.0)	0.4	—		—	(82.6)

Cash flows from financing activities:
Repayments of long-term debt	—	(11.0)	—	—		—	(11.0)
Payment of debt financing costs	—	(11.3)	—	—		—	(11.3)
Advances to/from affiliates	(1.1)	315.0	(314.8)	0.9		—	—
Other financing activities	—	(0.3)	(9.3)	—		—	(9.6)

Net cash (used in) provided by financing activities	(1.1)	292.4	(324.1)	0.9		—	(31.9)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.5		—	0.5

Net (decrease) increase in cash	—	(3.7)	(0.8)	2.8		(4.7)	(6.4)

Cash and cash equivalents – beginning of period	—	91.3	1.3	4.2		(2.4)	94.4

Cash and cash equivalents – end of period	$—	$87.6	$0.5	$7.0		$(7.1)	$88.0

(a)	Not applicable for the year ended December 31, 2009. The Co-Issuer was formed on August 6, 2010.

(in millions)	Year Ended December 31, 2008
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated

Net cash (used in) provided by operating activities	$—	$(204.7)	$397.5	$4.2		$18.4	$215.4

Cash flows from investing activities:
Capital expenditures	—	(26.5)	(14.2)	(0.4)		—	(41.1)
Cash settlements on interest rate swap agreements	—	(19.2)	—	—		—	(19.2)

Net cash used in investing activities	—	(45.7)	(14.2)	(0.4)		—	(60.3)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	—	150.0	—	—		—	150.0
Repayments of long-term debt	—	(190.0)	—	—		—	(190.0)
Proceeds from borrowings under revolving credit facility	—	1,126.7	—	—		—	1,126.7
Repayments of borrowings under revolving credit facility	—	(1,072.8)	—	—		—	(1,072.8)
Payment of debt financing costs	—	(45.5)	—	—		—	(45.5)
Advances to/from affiliates	—	350.1	(350.9)	0.8		—	—
Other financing activities	—	(2.8)	(41.4)	—		—	(44.2)

Net cash provided by (used in) financing activities	—	315.7	(392.3)	0.8		—	(75.8)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.5)		—	(0.5)

Net increase (decrease) in cash	—	65.3	(9.0)	4.1		18.4	78.8

Cash and cash equivalents – beginning of period	—	26.0	10.3	0.1		(20.8)	15.6

Cash and cash equivalents – end of period	$—	$91.3	$1.3	$4.2		$(2.4)	$94.4

(a)	Not applicable for the year ended December 31, 2008. The Co-Issuer was formed on August 6, 2010.